INCOME TAXES - Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Withholding tax on the PRC earnings distribution	9.00%	10.00%
Effect of international rate difference	(10.00%)	1.00%	1.00%
Effect of preferential tax rate	1.00%	(7.00%)
Tax effect of expenses that are not deductible in determining taxable profit	(7.00%)	6.00%	4.00%
Valuation Allowance	(8.00%)	14.00%	1.00%
Effective tax rate	10.00%	49.00%	31.00%